Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 26,071	161,760	95,643	130,510	$ 26,071	161,760	95,643	130,510
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries					(29,089)	(180,487)	(139,429)	(195,288)
Compensation expenses associated with stock options	3,803	23,598	45,317	66,878	3,803	23,598	44,904	66,878
Changes in operating assets and liabilities:
Other receivables	2,368	14,700	16,710	(12,834)	6,416	39,810	1,212	189,004
Other payables					(6,830)	(42,379)	(582)	(189)
Net cash generated from operating activities	42,170	261,649	185,945	157,808	371	2,302	2,161	190,915
Cash flows from investing activities
(Increase) decrease in investment in subsidiaries					4,811	29,853	(34,102)	(12,899)
Advances (to) from subsidiaries					(6,948)	(43,110)	37,337	(176,826)
Disposal of subsidiaries							(1,532)
Net cash (used in) generated from investing activities	(71,784)	(445,395)	(419,308)	234,914	(2,137)	(13,257)	1,703	(189,725)
Cash flows from financing activities:
Proceeds on exercise of stock options	513	3,183		348	513	3,183		348
Repurchase ordinary shares				(9,244)				(9,244)
Net cash (used in) generated from financing activities	(1,260)	(7,817)	3,350	(86,696)	513	3,183		(8,896)
Net increase (decrease) in cash and cash equivalents	(30,874)	(191,563)	(230,013)	306,026	(1,253)	(7,772)	3,864	(7,706)
Cash and cash equivalents at beginning of year	368,859	2,288,623	2,525,618	2,222,160	1,849	11,471	14,589	24,776
Effect of exchange rate changes on cash and cash equivalents	968	6,008	(6,982)	(2,568)	968	6,008	(6,982)	(2,481)
Cash and cash equivalents at end of year	$ 338,953	2,103,068	2,288,623	2,525,618	$ 1,564	9,707	11,471	14,589